Capital Disclosures	12 Months Ended
Mar. 31, 2025
Disclosure Of Capital Disclosures [Abstract]
Capital Disclosure	CAPITAL DISCLOSURES
The Company's capital consists of cash, long-term debt, contingent consideration and total shareholders’ equity. The Company's main objectives when managing capital are:
•to provide a strong capital base in order to maintain shareholder, creditor and stakeholder confidence and to sustain future growth development of the business;
•to maintain a flexible capital structure that optimizes the cost of capital at acceptable risk and preserves the ability to meet financial obligations;
•to ensure sufficient liquidity to pursue its organic growth strategy and undertake selective acquisitions; and
•to provide a rewarding return on investment to shareholders.
In managing its capital structure, the Company monitors performance throughout the year to ensure anticipated working capital requirements and maintenance capital expenditures are funded from operations, available cash and availability under the Credit Facility. Alithya manages its capital structure and may make adjustments to it in order to support the broader corporate strategy or in response to changes in economic conditions and risk. In order to maintain or adjust its capital structure, the Company may purchase shares from existing shareholders, issue new shares, issue new debt (including issuing new debt to replace existing debt with different characteristics), or reduce the amount of existing debt.
26. CAPITAL DISCLOSURES (CONT’D)
Total capital as at March 31, 2025 and 2024 is calculated as follows:

As at	March 31,
	2025	2024
	$	$
Cash	(15,956)	(8,859)
Current portion of long-term debt	8,059	12,687
Contingent consideration	5,359	4,082
Long-term debt	101,860	104,695
Share capital	316,685	312,409
Deficit	(155,075)	(157,370)
Accumulated other comprehensive income	7,998	4,606
Contributed surplus	14,948	15,559
	283,878	287,809

The Company monitors capital using a number of financial metrics, including but not limited to:
•the senior debt to Adjusted EBITDA (defined as earnings (loss) before adjusting for income tax expense (recovery), net financial expenses, foreign exchange, amortization of intangibles, depreciation of property and equipment and right-of-use assets, impairment of intangibles and goodwill, impairment of property and equipment and right-of-use assets and (gain) loss on lease termination, share-based compensation, business acquisition, integration and reorganization costs, and other non-recurring items, including severance consisting of termination and benefit costs for management personnel) ratio, defined as senior debt to 12-month trailing Adjusted EBITDA (as defined in the Credit Facility);
•the total debt to Adjusted EBITDA ratio, defined as total debt to 12-month trailing Adjusted EBITDA; and
•the fixed charge coverage ratio, defined as Adjusted EBITDA minus taxes, distributions and capital expenditures to aggregate interest expense and regular scheduled principal repayments.
The Company uses operating income, Adjusted EBITDA, Adjusted Net Earnings (defined as net earnings (loss) before adjusting for amortization of intangibles, impairment of intangibles and goodwill, impairment of property and equipment and right-of-use assets and (gain) loss on lease termination, share-based compensation, business acquisition, integration and reorganization costs, other non-recurring items, including severance consisting of termination and benefit costs for management personnel, and the income tax effects of these items) and cash flow from operations as measurements to monitor operating performance. Adjusted EBITDA, Adjusted EBITDA ratio and Adjusted Net Earnings, as presented, are not recognized for financial statement presentation purposes under IFRS, and do not have a standardized meaning. Therefore, they are not likely to be comparable to similar measures presented by other entities.
The continued availability of the Credit Facility is subject to the Company’s ability to maintain certain debt service and fixed charge coverage covenants, as well as other affirmative and negative covenants, including certain limitations of distributions in the form of dividends or equity repayments in any given fiscal year, as set out in the credit agreement.
The Company is subject to financial covenants pursuant to the Credit Facility agreement, which are measured on a quarterly basis. The covenants are senior debt to Adjusted EBITDA, total debt to Adjusted EBITDA and fixed charge coverage ratios. The Company was in compliance with all such covenants at March 31, 2025 and 2024.